ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	Feb. 21, 2025	Jun. 14, 2024	Jan. 29, 2024	Apr. 21, 2023 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Class of Stock [Line Items]
Common stock, par value (in usd per share)				$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split ratio		0.0769	0.1429	0.0333
Subsequent Event
Class of Stock [Line Items]
Reverse stock split ratio	0.0588